Document and Entity Information (Imported)	9 Months Ended
Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Science 37 Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819113
Amendment Flag	true
Amendment Description	Amendment No.1